Financial Instruments, Financial Risks and Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of financial instruments
The following table sets out the financial instruments as of the end of the reporting period
:

	December 31, 2023	December 31, 2022
	S$’000	S$’000

Financial assets
Financial assets at amortized cost	571,416	500,384
Financial assets measured at fair value through profit or loss	56,440	29,776
Derivative financial instruments (1)	198	—

	628,054	530,160

Financial liabilities
Financial liabilities at amortized cost	53,001	47,040
Lease liabilities	43,618	38,462

	96,619	85,502

(1)	These pertain to foreign exchange options and forward contracts.

Summary of current risk grading framework
Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.
The Group’s current credit risk grading framework comprises the following categories for the Group’s financial assets:

Category	Description	Basis for recognizing ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

Doubtful	Amount is more than 90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL— not credit-impaired

In default	Amount is more than 120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL— credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Summary of credit quality of the financial assets and credit risk rating grade
The Group always recognizes lifetime ECL (simplified approach) for trade receivables and contract assets. The table below details the credit quality of the Group’s financial assets (excluding cash and cash equivalents) and contract assets, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$’000	S$’000	S$’000
2023
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	107,747	(3)	107,744
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	52,044	—	52,044
Other receivables	11	Performing	12-month ECL	11,226	—	11,226

					(3)

2022
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	88,912	(104)	88,808
Contract assets	10	(a)	Lifetime ECL (Simplified approach)	58,808	—	58,808
Other receivables	11	Performing	12-month ECL	15,341	—	15,341

					(104)

Summary of Monetary assets and liabilities denominated in foreign currencies
The Group has operations in different jurisdictions and transacts in various foreign currencies. At the end of reporting periods, the carrying amounts of significant monetary assets and monetary liabilities denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Assets		Liabilities
	2023	2022	2023	2022
	S$’000	S$’000	S$’000	S$’000
United States Dollar	144,029	145,714	25,953	59,890

Summary of remaining contractual maturity for non-derivative financial liabilities
The following table details the remaining contractual maturity for non-derivative

financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Contractual undiscounted cash flows in the table below includes both interest and principal cash flows.

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2023
Non-interest bearing	—	53,001	—	—	—	53,001	—	53,001
Lease liabilities (fixed rate)	1.48% to 18.0%	24,097	19,854	2,578	—	46,529	(2,911)	43,618

December 31, 2022
Non-interest bearing	—	47,040	—	—	—	47,040	—	47,040
Lease liabilities (fixed rate)	1.48% to 9.75%	19,869	19,706	3,667	—	43,242	(4,780)	38,462

Summary of remaining contractual maturity for non-derivative financial assets

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2023
Non-interest bearing	—	198,570	4,789	1,632	—	204,991	—	204,991
Fixed interest rate instruments	0.5% to 5.5%	367,270	426	—	176	367,872	(1,447)	366,425

December 31, 2022
Non-interest bearing	—	212,995	3,274	1,745	—	218,014	—	218,014
Fixed interest rate instruments	0.25% to 5%	282,710	407	—	182	283,299	(929)	282,370

Summary of fair values of other classes of financial assets and liabilities
The
fair values
of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

	Fair value as at				Fair value hierarchy	Valuation technique(s) And key inputs(s)
	2023		2022
Financial assets/Financial liabilities	Assets S$’000	Liabilities S$’000	Assets S$’000	Liabilities S$’000

Derivative financial instruments (Note 11 and 16)
Foreign exchange
forward contract	198	—	—	—	Level 2	Forward pricing: The fair value is determined using quoted forward exchange rates at the reporting date discounted at a rate that reflects credit risk of counterparties

Financial assets measured at fair value through profit or loss (Note 12)
Investment in
financial assets	56,440	—	29,776	—	Level 2	Fair value is measured based on the carrying amounts of the net assets of the cells, which mainly consists of cash at bank, fixed deposits and bank interest receivable. Due to the short-term maturity of the underlying assets of the cells, the carrying amount of the net assets approximates their fair value.